Related Party Transactions (Notes)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Related Party Transactions Disclosure [Text Block]
Related Party Transactions and Variable Interest Entity
In the second quarter of 2015, the Company announced a strategic alliance with Lyra Health (”Lyra”), to develop and bring to market an integrated behavioral health solution. In connection with this strategic alliance, the Company made an initial preferred stock investment in Lyra of $3.1 million and its chief executive officer, Dr. Colella, joined the Lyra board. Additionally, the Company made a subsequent preferred stock investment in Lyra of $1.0 million in August 2015. In March 2016, the Company amended the strategic alliance to modify the manner in which the Company collaborates with Lyra on the solution. In connection with this amendment, Dr. Colella ceased service on the Lyra board of directors. Lyra is considered a related party to the Company because two of the Company’s directors, Dr. Roberts and Mr. Ebersman, serve on the Lyra board of directors and Mr. Ebersman is the Lyra chief executive officer. An independent committee of the Company’s board of directors, comprised of directors without any involvement in any external behavioral health business initiatives, approved the strategic alliance with and investment in Lyra.
The Company has evaluated all its transactions with Lyra and has determined that Lyra is a variable interest entity (“VIE”) for the Company. In determining that the Company is not the VIE’s primary beneficiary, the Company considered qualitative and quantitative factors, including, but not limited to: which activities most significantly impact the VIE’s economic performance and which party controls such activities; the characteristics of the Company’s involvement; and the obligation or likelihood for the Company to provide incremental financial support. Based on the Company’s evaluation, the Company determined it is not required to consolidate the operations of the VIE. The Company’s maximum exposure to loss as a result of its involvement with this unconsolidated VIE is limited to its investment of $4.1 million and it is not obligated to provide incremental financial support to Lyra.
The investment in Lyra is accounted for under the cost method and is included under other assets in the Company’s consolidated financial statements. The Company has not estimated the fair value of its investment because there have been no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. The Company assesses its investment for impairment on a quarterly basis or based on facts or circumstances that may require it to reassess the fair value of its investment. Based on the facts and circumstances as of September 30, 2016, the Company concluded that its investment was appropriately valued.

Related Party Transactions and Variable Interest Entity
In the second quarter of 2015, we announced a strategic alliance with Lyra Health (“Lyra”), to develop and bring to market an integrated behavioral health solution. In connection with this strategic alliance, Castlight made an initial preferred stock investment in Lyra of $3.1 million. Additionally, we made a subsequent preferred stock investment in Lyra of $1.0 million in August 2015. Lyra is considered a related party to us because two of Lyra’s co-founders serve on our board of directors, and Castlight’s chief executive officer serves on Lyra’s board. An independent committee of Castlight’s board of directors, comprised of directors without any involvement in any external behavioral health business initiatives, approved the strategic alliance with and investment in Lyra.
Lyra Health was founded in 2015 to work with employers, health plans, and providers to improve behavioral health outcomes and plans to offer a complementary behavioral health service that combines technology with active care management to improve patient outcomes. As part of the strategic alliance Lyra’s product will be integrated with Castlight Elevate for those customers who purchase both solutions. Castlight Elevate is an extension of our health benefits platform which enables employees to research behavioral health services, make educated treatment choices, and commence care.
We have evaluated both the initial and additional investment transactions and have determined that Lyra is a variable interest entity (“VIE”) for Castlight. In determining that we are not the VIE’s primary beneficiary, we considered qualitative and quantitative factors, including, but not limited to: which activities most significantly impact the VIE’s economic performance and which party controls such activities; the characteristics of our involvement; and the obligation or likelihood for us to provide incremental financial support. Based on our evaluation, we determined that Castlight and our related parties collectively have power and benefits of the operations of VIE; however, Castlight is not the party most closely associated to the VIE. Accordingly, we are not required to consolidate the operations of the VIE. Our maximum exposure to loss as a result of our involvement with this unconsolidated VIE is limited to our investment of $4.1 million and we are not obligated to provide incremental financial support to Lyra.
The investment in Lyra is accounted for under the cost method and is included under other assets in our consolidated financial statements. We have not estimated the fair value of our investment because there have been no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. We assess our investment for impairment on a quarterly basis or based on facts or circumstances that may require us to reassess the fair value of our investment. Based on the facts and circumstances as of December 31, 2015, we concluded that our investment was appropriately valued.